SCHEDULE OF RESTRICTED SHARE UNITS ACTIVITY (Details) - Restricted share units [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSU's outstanding, beginning balance | shares	24	25
Weighted average exercise price, beginning balance | $ / shares	$ 132,352.50	$ 132,325.20
Number of RSU's, exercised/cancelled | shares		(1)
Weighted average exercise price, exercised/cancelled | $ / shares		$ (138,600.00)
Number of RSU's outstanding, ending balance | shares	24	24
Weighted average exercise price, ending balance | $ / shares	$ 132,352.50	$ 132,352.50